Non-financial Assets and Liabilities - Additional Information (Details)		3 Months Ended
	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) Segment
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Number of reportable operating segment | Segment		1
Discounted cash flow [member]
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		13.80%
MSC Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss		$ 0
In-process Research and Development Acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0
In-process Research and Development Acquired | MSC Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss		0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0
Goodwill | MSC Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss		$ 0